Other Non-Current Financial Assets - Disclosure Of Other Noncurrent Financial Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Categories of non-current financial assets [abstract]
Guarantee deposits	€ 29,399	€ 27,379
Investment held in Elah Dufour S.p.A.	0	17,119
Financial loans to related parties	2,219	0
Financial loans to Tom Ford	1,497	1,198
Other	2,257	3,567
Total other non-current financial assets	€ 35,372	€ 49,263